SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF EXCHANGE RATES APPLIED FOR FOREIGN CURRENCY

The exchange rates used are as follows:

	December 31, 2021	December 31, 2020

RMB exchange rate at balance sheets dates,	6.3757	6.5249

	Year Ended December 31,
	2021	2020	2019

Average exchange rate for each year	6.4515	6.9010	6.8944

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT	Estimated useful lives of property and equipment:
Useful Life
Furniture	10 years
Electronic equipment	3 years
Motor vehicle	5 years
Leasehold improvements	Shorter of life of asset or lease

SUMMARY OF FAIR VALUE AT GRANT DATE

Grant date	September 28, 2021
Share price at date of grant	$5.26
Exercise price at date of grant	$0.001
Volatility	99.91%
Warrant life	5 years
Dividend yield	0%
Risk-free interest rate	1.02%
Average fair value at grant date	$5.26

Freight App Inc [Member]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Useful Lives
Equipment	3 years
Furniture	7 years
Leasehold improvements	Shorter of useful life of asset or lease term

SUMMARY OF FAIR VALUE AT GRANT DATE

The fair value of options and share awards granted under the stock option plan during the years ended December 31, 2021 and 2020 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

	2021	2020
Risk-free interest rates	0.986%	0.20%
Expected life of options	5 years	5 years
Expected volatility	78.50%	104.20%
Expected dividend yield	0.00%	0.00%